Statements of Cash Flows (USD $)	3 Months Ended	4 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows From Operating Activities:
Net income (loss)	$ (472,016)	$ (472,016)	$ (20,323)	$ (58,683)
Adjustments to reconcile net loss to net cash provided by (used for) operating activities:
Loss on expired option to acquire property	150,000	150,000	0	0
Changes in operating assets and liabilities
(Increase ) / decrease in accounts receivable	6,726	6,726	(5,761)	(21,475)
Increase / (decrease) in accounts payable	23,320	23,320	324	58
Increase / (decrease) in accrued payables	20,516	20,516	0	0
Gain on tax estimate	0	0	0	(1,318)
Bad debt expense	0	0	11,790	38,958
Net cash provided by (used for) operating activities	(271,454)	(271,454)	(13,970)	(42,460)
Cash Flows Provided By (Used In) Investing Activities:
Cash acquired in reverse merger with Promap	1,238	1,238	0	0
Purchase of option to acquire real estate	(150,000)	(150,000)	0	0
Net cash provided by (used for) investing Activities	(148,762)	(148,762)	0	0
Cash Flows Provided By (Used In) Financing Activities:
Purchase and cancellation of shares of common stock	(100,000)	(100,000)	0	0
Sales of common stock for cash consideration	985,400	985,400	0	56,050
Net cash provided by (used for) financing activities	885,400	885,400	0	56,050
Net Increase (Decrease) in Cash	465,184	465,184	(13,970)	13,590
Cash at the Beginning of the Period	0	0	28,951	15,361
Cash at the End of the Period	465,184	465,184	14,981	28,951
Supplemental Disclosure
Cash paid for interest	0	0	0	0
Cash paid for income taxes	0	0	0	0
ASSETS LIABILITIES ACQUIRED FOR EQUITY
Accounts receivable acquired in reverse merger with Promap	15,096	15,096	0	0
Accounts payable acquired in reverse merger with Promap	$ (18,040)	$ (18,040)	$ 0	$ 0